BORROWINGS	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
BORROWINGS
9. BORROWINGS

The Group’s bank borrowings consisted of the following:

	December 31,
	2015	2016
Short-term bank borrowings	$72,360,730	$55,582,070
Long-term bank borrowings, current portion	51,576,265	50,398,250
Total borrowings, current	123,936,995	105,980,320
Long-term bank borrowings, non-current portion	118,548,430	111,948,913
Total	$242,485,425	$217,929,233

Short-term bank borrowings

The Group’s short-term bank borrowing consisted of the following:

	December 31,
	2015	2016
Short-term borrowings	72,360,730	55,582,070

Total	$72,360,730	$55,582,070

These short-term borrowings are guaranteed by Daqo Group and its related parties. The weight average interest rate on the short-term bank borrowing was 5.4% and 5.0% as of December 31, 2015 and 2016.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2015 and 2016 are comprised of:

	December 31,
	2015	2016
Borrowing from Huaxia Bank	3,079,180	—
Borrowing from Bank of China	70,821,140	33,118,850
Borrowing from Chongqing Rural Commercial Bank	96,224,375	129,228,313

Total	$170,124,695	$162,347,163

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $57.6 million (RMB400 million). As of December 31, 2015, Chongqing Daqo drew down the maximum credit of $57.6million (RMB400 million), including: $21.6 million (RMB150 million) for working capital, and $36.0 million (RMB250 million) for the purchase of fixed assets. $54.6 million (RMB380 million) was repaid by Chongqing Daqo as of December 31, 2015, and then the outstanding bank borrowing was $3.0 million (RMB20 million) as of December 31, 2015. As of December 31, 2016, Chongqing Daqo had repaid all the remaining $3.0 million (RMB20 million) and had no facility available for future draw down.

On September 30, 2011, Xinjiang Daqo entered into a six-year long term facility agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing credit amounted to $108.0 million (RMB750 million), bearing interest at standard five-year long term interest rate issued by People’s Bank of China plus 5%. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. On June 30, 2014, an amendment to this credit facility was signed between Xinjiang Daqo and Bank of China, under which machinery and equipment with a total carrying amount of $63.3 million was pledged as collaterals for this credit facility. As of December 31, 2015, Xinjiang Daqo had drawn down the maximum credit of $108.0 million (RMB750 million) at an interest rate of 5.39% and repaid $37.2 million (RMB290 million), so the outstanding bank borrowing was $70.8 million (RMB460 million) as of December 31, 2015. During the year ended December 31, 2016, additional $37.7 million (RMB230 million) was repaid by Chongqing Daqo, and the outstanding bank borrowing was $33.1 million (RMB230 million) as of December 31, 2016. No facility is available for further draw down as of December 31, 2016. The borrowing contains a financial covenant, and Xinjiang Daqo was in compliance as of December 31, 2016.

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.2 million (RMB625 million), with an interest rate 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group and four affiliated companies under Daqo Group. On May 30, 2016, an amendment to this credit facility was signed between Xinjiang Daqo and Chongqing Rural Commercial Bank, under which the borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2015, Xinjiang Daqo drew down the maximum borrowing credit of $96.2 million (RMB625 million) at an interest rate of 5.9%. During the year ended December 31, 2016, Xinjiang Daqo had repaid $18.5 million (RMB85 million). The outstanding bank borrowing was $77.7 million (RMB540 million) as of December 31, 2016. Xinjiang Daqo had no facility available for future draw down. There is no financial covenants associated with the facility.

On May 30, 2016, Xinjiang Daqo entered into a seven-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to extension project of polysilicon Phase 3A and has a maximum credit amounted to $72.0 million (RMB500million), with an interest rate 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Chonqing Daqo, Daqo Group and three affiliated companies under Daqo Group. As of December 31, 2016, Xinjiang Daqo had drawn down $51.5 million (RMB 357.5 million) at an interest rate of 5.9% and the outstanding bank borrowing was $51.5 million (RMB357.5 million) as of December 31, 2016. Xinjiang Daqo had $20.5 million (RMB 142.6 million) facility available for future draw down as of December 31, 2016. There is no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2015 and 2016 for the Group’s long-term bank borrowings was 5.7% and 5.8%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2016 are as follows:

December 31, 2016	Amount
2017	$50,398,250
2018	25,003,292
2019	27,577,922
2020	27,577,922
2021	18,938,223
2022	10,298,523
2023	2,553,031
Total	$162,347,163